Note 7 - Subsequent Events (Details Textual) - Director [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jul. 01, 2023	Jun. 30, 2023	Dec. 31, 2022
Stock Issued During Period, Shares Per Month Per Director		4,000	4,000
Subsequent Event [Member]
Stock Issued During Period, Shares Per Month Per Director	4,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Granted Yearly, Intrinsic Value	$ 150,000